Non-Interest Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Non-Interest Expenses [Abstract]
Schedule Of Non-Interest Expenses

Non-interest Expense (dollars in millions)

	Years Ended December 31,
	2015	2014	2013
Depreciation on operating lease equipment	$640.5	$615.7	$540.6
Maintenance and other operating lease expenses	231.0	196.8	163.1
Operating expenses:
Compensation and benefits	594.0	533.8	535.4
Professional fees	141.0	80.6	69.1
Technology	109.8	85.2	83.3
Provision for severance and facilities exiting activities	58.2	31.4	36.9
Net occupancy expense	50.7	35.0	35.3
Advertising and marketing	31.3	33.7	25.2
Intangible assets amortization	13.3	1.4	–
Other expenses	170.0	140.7	185.0
Total operating expenses	1,168.3	941.8	970.2
Loss on debt extinguishments	2.6	3.5	–
Total non-interest expenses	$2,042.4	$1,757.8	$1,673.9